Form N-1A Cover	Aug. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2023
Prospectus Date	May 20, 2026